Business developments	12 Months Ended
Dec. 31, 2012
Business developments
3 Business developments and subsequent events
The Group’s significant divestitures and acquisitions for the years ended December 31, 2012, 2011 and 2010, respectively, as well as the Group’s significant shareholders are discussed below.
Divestitures
On January 10, 2013, Credit Suisse announced that it signed an agreement to sell its ETF business, with assets under management of CHF 16.1 billion as of December 31, 2012, to BlackRock, Inc. The transaction is expected to be completed by the end of the second quarter of 2013, subject to regulatory approvals.

In July 2012, the Group sold its remaining holding in Aberdeen Asset Management (Aberdeen), resulting in a total gain of CHF 384 million that was recognized in 2012.
Mergers and acquisitions
The Group acquired the remaining equity interests in Credit Suisse Hedging-Griffo Investimentos S.A. (Hedging-Griffo) as contemplated under existing option arrangements. The costs associated with the acquisition were covered by the issuance of mandatory convertible securities as announced on July 18, 2012.

In June 2012, the Group announced the completion of its acquisition of HSBC’s private banking business in Japan, which includes expanded coverage through additional offices in Osaka and Nagoya.
Credit Suisse AG merged with Clariden Leu AG on April 2, 2012, assuming all of its rights and obligations.
On April 30, 2011, the Group completed the acquisition of ABN AMRO Bank’s (formerly Fortis Bank Nederland) PFS hedge fund administration business, a global leader in hedge fund administration services.

On March 24, 2011, Credit Suisse Group AG owned 100% of the share capital of Neue Aargauer Bank AG after the cancellation of remaining shares pursuant to Art. 33 of the Swiss Federal Act on Stock Exchanges and Securities Trading entered into force.

In 2010, the Group acquired a significant noncontrolling interest of York Capital Management (York), a global hedge fund manager, based in New York. Under the terms of the transaction, the Group paid an initial USD 425 million (CHF 419 million) for its interest in York. The transaction also provides for earn-out payments based on 5-year financial performance by York as well as non-compete arrangements for the chief executive officer (CEO), chief investment officer and other senior York principals.

Joint ventures
On November 6, 2012, Credit Suisse AG and Qatar Holding LLC announced that they signed an agreement to form an asset management joint venture, Aventicum Capital Management (Aventicum). Aventicum will operate out of two hubs including a Doha-based business, focused on investment strategies in the Middle East, Turkey and other frontier markets and an international business, based outside of the region. The Doha-based business will launch in early 2013, with the launch of the international business following later in the year.

Capital measures
In July 2012, the Group raised CHF 3.8 billion mandatory and contingent convertible securities (MACCS) that are mandatorily convertible into 233.5 million shares at a conversion price of CHF 16.29 per share on March 29, 2013 (subject to early conversion upon certain contingency and viability events), with settlement and delivery of shares in early April 2013. Strategic and institutional investors purchased CHF 2.0 billion of MACCS and shareholders exercised preferential subscription rights for CHF 1.8 billion of MACCS. The MACCS will be accounted for as debt until conversion into equity, utilizing authorized capital.

In July 2012, the Group exchanged a portion of US dollar-denominated existing tier 1 capital notes issued in 2008 (hybrids) into high trigger tier 1 buffer capital notes (BCN), thereby accelerating an exchange initially scheduled for October 2013. The conversion floor price of the BCN delivered in the exchange (as well as the remaining BCN scheduled to be delivered in 2013) has been adjusted to the conversion price of the MACCS described above. This acceleration did not have any impact on reported balance sheet balances as BCN have been recognized on the balance sheet since the BCN commitment agreement in February 2011.

In July 2012, a voluntary exchange offer was completed, under which certain employees elected to convert any future cash payments from deferred compensation awards under the Adjustable Performance Plan awards for shares at the same price as the conversion price under the MACCS.

Subsequent event
On March 13, 2013, certain Group entities entered into agreements with bond investors of affiliates of National Century Financial Enterprises, Inc. (NCFE) to end all bond investor litigation against Credit Suisse. As a result of this settlement, the Group increased existing NCFE-related litigation provisions by CHF 227 million, resulting in an after tax charge of CHF 134 million in respect of its previously reported 2012 financial results.

> Refer to “Note 37 – Litigation” for further information on the NCFE-related litigation.
Significant shareholders
In a disclosure notification that the Group published on July 24, 2012, the Group was notified that as of July 18, 2012, The Olayan Group, through its registered entity Crescent Holding GmbH, held 78.4 million, or 6.1%, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification was received from The Olayan Group relating to holdings of registered Group shares in 2012.

In a disclosure notification that the Group published on April 30, 2011, the Group was notified that as of April 21, 2011, Qatar Holding LLC held 73.2 million shares, or 6.2%, of the registered Group shares issued as of the date of the notified transaction. No disclosure notifications were received from Qatar Holding LLC relating to holdings of registered Group shares in 2012.

Bank
Business developments
3 Business developments and subsequent events
> Refer to “Note 3 – Business developments and subsequent events” in V – Consolidated financial statements – Credit Suisse Group for further information. The acquisition of Neue Aargauer Bank AG and the capital raising through mandatory and contingent convertible securities were not relevant to the Bank.